Condensed Consolidated Income Statement (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Premiums	$ 1,261							$ 1,106						$ 5,041	$ 5,688	$ 5,833
Net investment income	814							832						3,343	3,380	3,266
Net investment gains (losses)	(61)							37						27	(195)	(143)
Insurance and investment product fees and other	289							340						1,229	1,050	760
Total revenues	2,303	2,467		2,456		2,402		2,315		2,510	2,426	2,532	2,455	9,640	9,923	9,716
Benefits and expenses:
Benefits and other changes in policy reserves	1,201							1,232						5,378	5,941	6,001
Interest credited	184							195						775	794	841
Acquisition and operating expenses, net of deferrals	433							440						1,594	1,930	1,938
Amortization of deferred acquisition costs and intangibles	122							271						722	593	622
Goodwill impairment				89										89	29	0
Interest expense	126							95						476	506	457
Total benefits and expenses	2,066	2,134	[1]	2,374	[1]	2,293	[1]	2,233	[1]	2,346	2,414	2,669	2,364	9,034	9,793	9,859
Income (loss) from continuing operations before income taxes	237							82						606	130	(143)
Provision (benefit) for income taxes	76							15						138	(11)	(279)
Equity in income of subsidiaries	0							0						0	0	0
Income from continuing operations	161	260	[1]	59	[1]	82	[1]	67	[1]	211	(11)	(138)	79	468	141	136
Income (loss) from discontinued operations, net of taxes	(20)	6		12		27		12		(23)	19	27	13	57	36	45
Net income	141	266	[1]	71	[1]	109	[1]	79	[1]	188	8	(111)	92	525	177	181
Less: net income attributable to noncontrolling interests	38	98	[1]	36	[1]	33	[1]	33	[1]	33	36	36	34	200	139	143
Net income available to Genworth's common stockholders	103	168	[1]	35	[1]	76	[1]	46	[1]	155	(28)	(147)	58	325	38	38
Parent Guarantor
Revenues:
Premiums	0							0						0	0	0
Net investment income	0							0						0	0	0
Net investment gains (losses)	0							0						0	0	0
Insurance and investment product fees and other	0							0						0	0	0
Total revenues	0							0						0	0	0
Benefits and expenses:
Benefits and other changes in policy reserves	0							0						0	0	0
Interest credited	0							0						0	0	0
Acquisition and operating expenses, net of deferrals	0							3						7	32	41
Amortization of deferred acquisition costs and intangibles	0							0						0	0	0
Goodwill impairment														0	0
Interest expense	0							0						0	0	0
Total benefits and expenses	0							3						7	32	41
Income (loss) from continuing operations before income taxes	0							(3)						(7)	(32)	(41)
Provision (benefit) for income taxes	0							(1)						(3)	(11)	(14)
Equity in income of subsidiaries	103							48						329	59	65
Income from continuing operations	103							46						325	38	38
Income (loss) from discontinued operations, net of taxes	0							0						0	0	0
Net income	103							46						325	38	38
Less: net income attributable to noncontrolling interests	0							0						0	0	0
Net income available to Genworth's common stockholders	103							46						325	38	38
Issuer
Revenues:
Premiums	0							0						0	0	0
Net investment income	0							0						1	2	4
Net investment gains (losses)	(4)							(22)						(29)	(18)	(4)
Insurance and investment product fees and other	0							(1)						(1)	2	7
Total revenues	(4)							(23)						(29)	(14)	7
Benefits and expenses:
Benefits and other changes in policy reserves	0							0						0	0	0
Interest credited	0							0						0	0	0
Acquisition and operating expenses, net of deferrals	0							0						8	1	1
Amortization of deferred acquisition costs and intangibles	0							0						0	0	0
Goodwill impairment														0	0
Interest expense	80							69						315	325	284
Total benefits and expenses	80							69						323	326	285
Income (loss) from continuing operations before income taxes	(84)							(92)						(352)	(340)	(278)
Provision (benefit) for income taxes	(39)							(30)						(110)	(120)	(132)
Equity in income of subsidiaries	122							125						636	769	804
Income from continuing operations	77							63						394	549	658
Income (loss) from discontinued operations, net of taxes	(5)							0						0	0	0
Net income	72							63						394	549	658
Less: net income attributable to noncontrolling interests	0							0						0	0	0
Net income available to Genworth's common stockholders	72							63						394	549	658
All Other Subsidiaries
Revenues:
Premiums	1,261							1,106						5,041	5,688	5,833
Net investment income	818							836						3,357	3,393	3,278
Net investment gains (losses)	(57)							59						56	(177)	(139)
Insurance and investment product fees and other	290							342						1,234	1,053	757
Total revenues	2,312							2,343						9,688	9,957	9,729
Benefits and expenses:
Benefits and other changes in policy reserves	1,201							1,232						5,378	5,941	6,001
Interest credited	184							195						775	794	841
Acquisition and operating expenses, net of deferrals	433							437						1,579	1,900	1,898
Amortization of deferred acquisition costs and intangibles	122							271						722	593	622
Goodwill impairment														89	29
Interest expense	51							30						179	198	191
Total benefits and expenses	1,991							2,165						8,722	9,455	9,553
Income (loss) from continuing operations before income taxes	321							178						966	502	176
Provision (benefit) for income taxes	115							46						251	120	(133)
Equity in income of subsidiaries	0							0						(38)	0	0
Income from continuing operations	206							132						677	382	309
Income (loss) from discontinued operations, net of taxes	(15)							12						57	36	45
Net income	191							144						734	418	354
Less: net income attributable to noncontrolling interests	38							33						200	139	143
Net income available to Genworth's common stockholders	153							111						534	279	211
Eliminations
Revenues:
Premiums	0							0						0	0	0
Net investment income	(4)							(4)						(15)	(15)	(16)
Net investment gains (losses)	0							0						0	0	0
Insurance and investment product fees and other	(1)							(1)						(4)	(5)	(4)
Total revenues	(5)							(5)						(19)	(20)	(20)
Benefits and expenses:
Benefits and other changes in policy reserves	0							0						0	0	0
Interest credited	0							0						0	0	0
Acquisition and operating expenses, net of deferrals	0							0						0	(3)	(2)
Amortization of deferred acquisition costs and intangibles	0							0						0	0	0
Goodwill impairment														0	0
Interest expense	(5)							(4)						(18)	(17)	(18)
Total benefits and expenses	(5)							(4)						(18)	(20)	(20)
Income (loss) from continuing operations before income taxes	0							(1)						(1)	0	0
Provision (benefit) for income taxes	0							0						0	0	0
Equity in income of subsidiaries	(225)							(173)						(927)	(828)	(869)
Income from continuing operations	(225)							(174)						(928)	(828)	(869)
Income (loss) from discontinued operations, net of taxes	0							0						0	0	0
Net income	(225)							(174)						(928)	(828)	(869)
Less: net income attributable to noncontrolling interests	0							0						0	0	0
Net income available to Genworth's common stockholders	$ (225)							$ (174)						$ (928)	$ (828)	$ (869)

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.